Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio - VIP Investor Freedom 2025 Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653